UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     October 13, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $107,847 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      626    14761 SH       SOLE                    12211              2550
Air Products & Chem            COM              009158106     1705    30930 SH       SOLE                    26780              4150
Amgen Corp                     COM              031162100     2028    25452 SH       SOLE                    21702              3750
Bank of America Corp           COM              060505104     2452    58239 SH       SOLE                    49131              9108
Bright Horizon Family Sol      COM              109195107      489    12736 SH       SOLE                    12736
ChevronTexaco Corp             COM              166764100     2462    38036 SH       SOLE                    33566              4470
Cisco Systems                  COM              17275R102     1906   106347 SH       SOLE                    93497             12850
CitiGroup Inc                  COM              172967101     1857    40806 SH       SOLE                    34806              6000
Coca Cola Co                   COM              191216100      923    21375 SH       SOLE                    18575              2800
Colgate-Palmolive              COM              194162103     1704    32275 SH       SOLE                    27875              4400
Comcast Corp New 'A'           COM              20030N101     1004    34183 SH       SOLE                    27043              7140
Dell Inc                       COM              24702r101      926    27065 SH       SOLE                    23065              4000
Dominion Resources             COM              25746U109      215     2500 SH       SOLE                                       2500
Dover Corp                     COM              260003108      927    22725 SH       SOLE                    19725              3000
Duke Energy Co                 COM              264399106     1345    46100 SH       SOLE                    40700              5400
Eli Lilly                      COM              532457108     1164    21755 SH       SOLE                    17455              4300
EMC Corp Mass                  COM              268648102     1232    95236 SH       SOLE                    81536             13700
Emerson Electric               COM              291011104     2502    34848 SH       SOLE                    29698              5150
Exxon-Mobil                    COM              30231G102     3309    52070 SH       SOLE                    45212              6858
FedEx Corporation              COM              31428X106      985    11300 SH       SOLE                    11300
Fifth Third Bancorp            COM              316773100      738    20080 SH       SOLE                    17080              3000
Flextronics Intl               COM              Y2573F102     1054    82062 SH       SOLE                    68362             13700
General Electric Co            COM              369604103     1605    47664 SH       SOLE                    41064              6600
Glaxo Smithkline PLC           COM              37733W105      222     4325 SH       SOLE                     1725              2600
Goldman Sachs                  COM              38141G104      207     1700 SH       SOLE                                       1700
Heinz H J Co                   COM              423074103      881    24110 SH       SOLE                    18510              5600
Home Depot Inc                 COM              437076102     2046    53656 SH       SOLE                    45556              8100
Ingersoll-Rand Co              COM              G4776G101     2013    52656 SH       SOLE                    43456              9200
Intel Corp                     COM              458140100     2090    84785 SH       SOLE                    69485             15300
iShares: DJ Technology         COM              464287721      349     7178 SH       SOLE                     7178
iShares: DJ Telecom            COM              464287713      604    25540 SH       SOLE                    25540
iShares: MSCI EAFE             COM              464287465    11008   189459 SH       SOLE                   189459
iShares: NASDAQ Biotech Index  COM              464287556      715     9290 SH       SOLE                     9290
iShares: Russell 2000          COM              464287655     2261    34053 SH       SOLE                    34053
iShares: Russell Midcap        COM              464287499     1987    22957 SH       SOLE                    22957
JDS/Uniphase                   COM              46612J101      252   113325 SH       SOLE                    83525             29800
Johnson & Johnson              COM              478160104     2728    43104 SH       SOLE                    37504              5600
McGraw Hill Inc                COM              580645109     1927    40110 SH       SOLE                    34910              5200
Medtronic Inc                  COM              585055106     1006    18770 SH       SOLE                    15470              3300
Microsoft                      COM              594918104     2420    94038 SH       SOLE                    80938             13100
Motorola                       COM              620076109     1508    68446 SH       SOLE                    58446             10000
Northrop Grumman               COM              666807102     1592    29285 SH       SOLE                    24785              4500
Oracle                         COM              68389X105      678    54706 SH       SOLE                    46406              8300
Pepsico Inc                    COM              713448108     2006    35378 SH       SOLE                    30978              4400
Pfizer Inc                     COM              717081103     1988    79607 SH       SOLE                    69747              9860
Procter & Gamble               COM              742718109     2306    38779 SH       SOLE                    32979              5800
S&P 500 Depository Receipts    COM              78462f103     6057    49224 SH       SOLE                    45394              3830
S&P Midcap 400 Index           COM              595635103      237     1808 SH       SOLE                     1808
Schlumberger                   COM              806857108     1270    15056 SH       SOLE                    13206              1850
SPDR: S&P Energy               COM              81369Y506      210     3920 SH       SOLE                     3920
SPDR: S&P Financial            COM              81369Y605     2501    84736 SH       SOLE                    84736
SPDR: S&P Industial            COM              81369Y704      762    25250 SH       SOLE                    25250
SPDR: S&P Materials            COM              81369Y100      456    16565 SH       SOLE                    16565
SPDR: S&P Utilities            COM              81369Y886      719    21390 SH       SOLE                    21390
Sprint Nextel Corp             COM              852061100     1990    83688 SH       SOLE                    73999              9689
State Street Corp              COM              857477103     1973    40339 SH       SOLE                    34889              5450
Sysco Corp                     COM              871829107      792    25250 SH       SOLE                    21950              3300
Target Corp                    COM              87612E106     1724    33197 SH       SOLE                    28497              4700
Texas Instruments              COM              882508104     1273    37550 SH       SOLE                    32550              5000
VG Index - Total US Stock Mkt  COM              922908769     8026    66140 SH       SOLE                    66140
Wachovia Corp                  COM              929903102     1771    37213 SH       SOLE                    30513              6700
Wal-Mart                       COM              931142103      708    16147 SH       SOLE                    16147
Walt Disney Co                 COM              254687106     1426    59098 SH       SOLE                    50398              8700